Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Earnings/(loss) per common share
Net income/(loss)	$44.4	$19.7	$152.4	$(22.8)
Weighted average common shares outstanding	84,414,876	108,627,579	88,664,331	110,077,312
Earnings/(loss) per common share	$0.53	$0.18	$1.72	$(0.21)

Earnings/(loss) per diluted common share
Net income/(loss)	$44.4	$19.7	$152.4	$(22.8)
Weighted average common shares outstanding	84,414,876	108,627,579	88,664,331	110,077,312
Share-based compensation plans	692,674	508,245	601,534	—
Weighted average diluted common shares outstanding	85,107,550	109,135,824	89,265,865	110,077,312
Earnings/(loss) per diluted common share	$0.52	$0.18	$1.71	$(0.21)